Cash and Cash Equivalents - Schedule of Cash on Hand and Cash Held at Bank Balance And Short-Term Deposit (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Original currency [Member] | US$ [Member]
Schedule of Cash on Hand and Cash Held at Bank Balance And Short-Term Deposit [Line Items]
Cash on hand and cash held at bank balance and short-term deposit	$ 10,437	$ 11,351
Original currency [Member] | RMB [Member]
Schedule of Cash on Hand and Cash Held at Bank Balance And Short-Term Deposit [Line Items]
Cash on hand and cash held at bank balance and short-term deposit	124,125	107,405
Original currency [Member] | JPY [Member]
Schedule of Cash on Hand and Cash Held at Bank Balance And Short-Term Deposit [Line Items]
Cash on hand and cash held at bank balance and short-term deposit	226,354	212,945
Original currency [Member] | HKD [Member]
Schedule of Cash on Hand and Cash Held at Bank Balance And Short-Term Deposit [Line Items]
Cash on hand and cash held at bank balance and short-term deposit	9,391	4,450
US$ equivalent [Member]
Schedule of Cash on Hand and Cash Held at Bank Balance And Short-Term Deposit [Line Items]
Cash on hand and cash held at bank balance and short-term deposit	32,831	30,057
US$ equivalent [Member] | US$ [Member]
Schedule of Cash on Hand and Cash Held at Bank Balance And Short-Term Deposit [Line Items]
Cash on hand and cash held at bank balance and short-term deposit	10,437	11,351
US$ equivalent [Member] | RMB [Member]
Schedule of Cash on Hand and Cash Held at Bank Balance And Short-Term Deposit [Line Items]
Cash on hand and cash held at bank balance and short-term deposit	17,659	14,941
US$ equivalent [Member] | JPY [Member]
Schedule of Cash on Hand and Cash Held at Bank Balance And Short-Term Deposit [Line Items]
Cash on hand and cash held at bank balance and short-term deposit	1,442	1,369
US$ equivalent [Member] | HKD [Member]
Schedule of Cash on Hand and Cash Held at Bank Balance And Short-Term Deposit [Line Items]
Cash on hand and cash held at bank balance and short-term deposit	1,207	573
US$ equivalent [Member] | Others [Member]
Schedule of Cash on Hand and Cash Held at Bank Balance And Short-Term Deposit [Line Items]
Cash on hand and cash held at bank balance and short-term deposit	$ 2,086	$ 1,823